Schedule of Other Income Net (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Other Income, Net [Line Items]
Equity investment gain	$ 0	$ 10	$ 10	[1]	$ 0	[1]	$ 0	[1]
Community Development And Land Management
Other Income, Net [Line Items]
Equity investment gain			$ 10

[1]	For the year ending December 31, 2011, the company recorded a pre-tax gain of $10 million pursuant to the sale of commercial real estate consummated through an equity investment held by the Community Development and Land Management segment.